RESERVE ROLLFORWARDS	12 Months Ended
Dec. 31, 2011
RESERVE ROLLFORWARDS [Abstract]
RESERVE ROLLFORWARDS
25.	RESERVE ROLLFORWARDS

Valuation and Qualifying Accounts

(Dollars in millions)		Additions
	Balance at January 1, 2009	Charged to Cost and Expense	Charged to Other Accounts	Deductions	Balance at December 31, 2009

Reserve for:
Doubtful accounts and returns	$3	$3	$--	$1	$5
LIFO Inventory	525	(79)	--	--	446
Environmental contingencies	41	3	--	2	42
Deferred tax valuation allowance	131	--	--	43	88
	$700	$(73)	$--	$46	$581

	Balance at January 1, 2010	Charged to Cost and Expense	Charged to Other Accounts	Deductions	Balance at December 31, 2010

Reserve for:
Doubtful accounts and returns	$5	$--	$--	$--	$5
LIFO Inventory	446	44	--	--	490
Environmental contingencies	42	4	(4)	2	40
Deferred tax valuation allowance	88	--	--	40	48
	$581	$48	$(4)	$42	$583

	Balance at January 1, 2011	Charged to Cost and Expense	Charged to Other Accounts	Deductions	Balance at December 31, 2011

Reserve for:
Doubtful accounts and returns	$5	$4	$--	$1	$8
LIFO Inventory	490	100	--	--	590
Environmental contingencies	40	2	3	6	39
Deferred tax valuation allowance	48	--	--	6	42
	$583	$106	$3	$13	$679